Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended			9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenues (note 7)		$ 1,547	$ 1,572	[1]	$ 4,254	$ 3,957	[1]
Cost of revenues		1,021	882	[1]	2,878	2,858	[1]
Gross profit		526	690	[1]	1,376	1,099	[1]
Expenses:
Research and development costs		1,582	793	[1]	6,812	2,881	[1]
Sales and marketing costs		413	188	[1]	1,669	1,083	[1]
General and administration expenses		2,644	2,335	[1]	10,380	6,191	[1]
Operating loss		(4,113)	(2,626)	[1]	(17,485)	(9,056)	[1]
Loss (gain) on revaluation of warrant Liability (note 5)		(2,830)	539	[1]	905	(3,236)	[1]
Financial (income) expense		116	63	[1]	(71)	143	[1]
Loss before taxes on income		(1,399)	(3,228)	[1]	(18,319)	(5,963)	[1]
Income tax expense				[1]			[1]
Net loss for the period from continuing operations		(1,399)	(3,228)	[1]	(18,319)	(5,963)	[1]
Net loss for the period from discontinued operations			(305)	[1]	(2,425)	(1,140)	[1]
Net loss for the period		(1,399)	(3,533)	[1]	(20,744)	(7,103)	[1]
Less: Net loss attributable to non-controlling interests		(94)	(318)	[1]	(503)	(1,485)	[1]
Net loss attributable to owners of the parent company		(1,305)	(3,215)	[1]	(20,241)	(5,618)	[1]
Item that will not be reclassified to profit or loss:
Adjustments arising from translation of financial statements to presentation currency		(1,296)	(170)	[1]	(760)	(640)	[1]
Other comprehensive loss		(1,296)	(170)	[1]	(760)	(640)	[1]
Total comprehensive loss for the period		(2,695)	(3,703)	[1]	(21,504)	(7,743)	[1]
Less: Comprehensive loss attributable to non-controlling interests		(94)	(318)	[1]	(503)	(1,485)	[1]
Comprehensive loss attributable to owners of the parent company		(2,601)	(3,385)	[1]	(21,001)	(6,258)	[1]
Total comprehensive loss for the period		$ (2,695)	$ (3,703)	[1]	$ (21,504)	$ (7,743)	[1]
Basic loss per share from continuing operations		$ (0.07)	$ (0.16)		$ (0.54)	$ (0.34)
Diluted loss per share from continuing operations		(0.07)	(0.16)		(0.54)	(0.34)
Basic loss per share from discontinued operations			(0.01)		(0.07)	(0.06)
Diluted loss per share from discontinued operations			$ (0.01)		$ (0.07)	$ (0.06)
Weighted average number of shares outstanding	[2]	36,797,579	21,832,713	[1]	35,063,498	19,630,189	[1]

[1]	Reclassified due to discontinued operations.
[2]	On September 24, 2024, the Board approved a 1-for-2.5 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.